Participation and residual liabilities in the Pictures segment	12 Months Ended
Mar. 31, 2022
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Participation and residual liabilities in the Pictures segment
18.	Participation and residual liabilities in the Pictures segment
The changes in participation and residual liabilities for the fiscal year ended March 31, 2022 are as follows:

Yen in millions
Fiscal year ended March 31
2022
Balance at beginning of the fiscal year	277,970

Current portion	161,433
Non-current portion	116,537

Additional participation and residual liabilities	254,916
Amounts paid during the year	(159,836)
Translation adjustment	37,225

Balance at end of the fiscal year	410,275

Current portion	190,162
Non-current portion	220,113
There were no material changes driven from discounting or unpaid amounts reversed during the year.